Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥ 196,064	¥ 190,368
Service cost	9,491	9,244	9,204
Interest cost	3,831	3,894	3,979
Actuarial (gain) loss	2,150	1,586
Recognition of prior service cost	145
Transfer of liability from defined benefit pension plans of the NTT group	546	328
Other	271	7
Benefit payments	(10,095)	(9,363)
Projected benefit obligation, end of year	202,403	196,064	190,368
Change in fair value of plan assets:
Fair value of plan assets, beginning of year	77,813	77,070
Actual return on plan assets	1,095	(1,407)
Employer contributions	5,254	5,053
Transfer of plan assets from defined benefit pension plans of the NTT group	105	77
Benefit payments	(3,005)	(2,980)
Fair value of plan assets, end of year	81,262	77,813	77,070
Funded status, end of year	¥ (121,141)	¥ (118,251)